THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated October 31, 2023, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective immediately, all references to Jonathan de St. Paer and Brett Wander in each SAI are hereby deleted in their entirety. In addition, effective immediately, Omar Aguilar became the President and Patrick Cassidy became a Chief Investment Officer of The Charles Schwab Family of Funds, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Investments, Schwab Strategic Trust and Laudus Trust. Accordingly, the following changes are made to each SAI.

Revised Officers Table
Under the “Management of the Funds” section in the “Officers” table: The table is deleted in its entirety and replaced with the following:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served3)	Principal Occupations During the Past Five Years
Officers
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer (Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer (Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present), Chief Investment Officer (Oct. 2023 – present), and Senior Vice President (Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG122778-00 (10/23)
00293414